CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Cash Flows from Operating Activities:
Net loss	$ (172,646,790)	$ (30,736,098)
Adjustments to reconcile net loss to net cash (used in) operating activities:
Depreciation and amortization	225,251	242,436
Impairment of loans receivable	255,412	1,156,316
Share-based compensation - employees shares restrictions lifted	18,836,099
Share based compensation for employees	4,314,649	5,079,201
Share based compensation issued to related parties	63,001,392	3,646,017
Share based compensation for consultancy services	217,365
Ordinary shares issued in lieu of cash payment for services	279,006
Advisor loan issued for services - Northlands Securities (refer to note 7.7)	5,141,250
Advisor loan issued for services - J.V.B. Financial Group (refer to note 7.7)	7,500,000
Advisor loan issued for services- Cantor Fitzgerald (refer to note 7.7)	16,000,000
Interest expense	10,557,714	4,791,782
Gain on derivatives	(19,001,681)
Loss on extinguishment	44,332,819	0
Unrealized foreign exchange (gain)/loss	(1,329,775)	375,298
Other non cash expenses	25,368
Changes in operating assets and liabilities:
(Increase) in accounts receivable	(8,739)	(3,679)
(Increase) in prepaid expense and other current assets	(906,198)	(416,069)
Increase in accounts payable, accrued expenses and other payables	1,354,146	2,310,465
Increase in payables due to related parties	209,997	552,456
Net cash used in operating activities	(21,642,715)	(13,001,875)
Cash Flows from Investing Activities:
Purchase of property and equipment	(4,774)	(14,376)
Development of intangible assets	(3,523,852)	(1,767,148)
Net cash (used in) investing activities	(3,528,626)	(1,781,524)
Cash Flows from Financing Activities:
Proceeds from merger with Armada	3,361
Proceeds from rights issuance	1,405,592	7,767,674
Proceeds from short-term debt from related party	6,623,541	4,369,413
Repayment of short-term debt obligation from related parties	(1,153,750)	(250,000)
Proceeds from convertible promissory loans	11,859,249
Repayment of promissory notes	(1,471,852)
Proceeds from promissory notes	399,982
Proceeds from issuance of common stock to related parties		199,974
Repayments of rights issue	(100,000)
Proceeds from issuance of ordinary shares	16,444,773
Proceeds from exercise of warrants	575,000
Proceeds from long-term debt obligation		2,625,000
Net cash flow generated from financing activities	34,585,896	14,712,061
Effect of exchange rate changes on cash	25,948	42,399
Net change in cash	9,440,503	(28,939)
Cash and cash equivalents, beginning of year	10,441	39,380
Cash and cash equivalents, end of year	9,450,944	10,441
Supplemental disclosure of noncash investing and financing activities
Share-based payment for development of intangible asset	1,275,000	115,190
Cash paid for interest	114,966
Cash paid for taxes	0
Accrued interest payable converted to principal	$ 1,339,800	$ 4,040,989